TAXATION ON INCOME	12 Months Ended
Dec. 31, 2023
TAXATION ON INCOME
TAXATION ON INCOME

NOTE 21 – TAXATION ON INCOME

The tax on the Group’s income/loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss for the years ended 31 December 2023, 2022 and 2021 as follows:

	2023	2022	2021

Income/loss before income taxes	75,534	(4,790,687)	(3,330,080)

Tax calculated at enacted tax rate of 25% (2022: 23%, 2021: 25%)	(18,884)	1,101,858	832,520
Utilized tax losses and incentives	364,754	—	—
Effect of unrecognized deferred taxes and inflation adjustments	(369,743)	(1,080,872)	(799,900)
Other	23,873	(20,986)	(32,620)

Income tax credit/(expense)	—	—	—

NOTE 21 – TAXATION ON INCOME (Continued)

Current income tax

Turkish tax legislation does not permit a parent company and its subsidiaries to file a consolidated tax return. Therefore, provisions for taxes, as reflected in these consolidated financial statements, have been calculated on a separate-entity basis.

Turkish Corporate Tax Law has been amended by Law No. 5520 dated 13 June 2006. Most of the articles of this new Law No. 5520 have come into force effective from 1 January 2006, setting the corporate tax rate as 20%. With the provisional article 13 added to the Corporate Tax Law and with the 11th article of the Law 7316 published in the Official Gazette dated 22 April 2021, the corporate tax rate, which was 20% as of 31 December 2020, is applied at the rate of 25% for the corporate earnings in 2021 and 23% for the corporate earnings in 2022 (20% for the year 2023 and onwards). With the publication of the Law No. 7394 in the Official Gazette dated 15 April 2022, the corporate tax rate has been permanently increased to 23% for the 2022 taxation period, and this change was valid between 1 July 2022 and year end.

An amendment to Turkey’s Corporate Tax Law (No. 5520) was submitted on 5 July 2023, and published in the Official Gazette on 15 July 2023. According to this; the corporate tax rate has been increased from 20% to 25% for companies, 25% to 30% for banks, and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies and starting from the declarations that will be submitted as of 1 October 2023.

In accordance with the “General Communiqué on Tax Procedure Law No: 555” published in the Official Gazette dated 30 December 2023 and numbered 32415 and the repeated article 298 of the Tax Procedure Law No: 213, it is declared that the financial statements of the entities operating in Türkiye for the 2023 accounting period are subject to inflation adjustment. The inflation adjusted financial statements will constitute an opening balance sheet base in the tax returns to be prepared as of 1 January 2024 and opening inflation effects will not be taken into consideration in the calculation of the period tax for 2023.

Corporation tax rate is applicable on the total income of the companies after adjusting for certain disallowable expenses, income tax exemptions (participation exemption, etc.) and income tax deductions (for example research and development expenses deduction). No further tax is payable unless the profit is distributed.

Dividends paid to non-resident corporations, which have a place of business in Türkiye, or resident corporations are not subject to withholding tax. Otherwise, dividends paid are subject to withholding tax at the rate of 10%. An increase in capital via issuing bonus shares is not considered as a profit distribution and thus does not incur withholding tax.

NOTE 21 - TAXATION ON INCOME (Continued)

Current income tax (Continued)

Corporations are required to pay advance corporation tax quarterly at the rate of 25% (2022: 23%) on their corporate income (25% for the year 2023 and onwards). Advance tax is payable by the 17th of the second month following each calendar quarter end. Advance tax paid by corporations is credited against the annual corporation tax liability. The balance of the advance tax paid may be refunded or used to set off against other liabilities to the government.

In Türkiye, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns within the 25th of the fourth month following the close of the financial year to which they relate.

Tax returns are open for 5 years from the beginning of the year that follows the date of filing during which time the tax authorities have the right to audit tax returns, and the related accounting records on which they are based, and may issue re-assessments based on their findings.

Under the Turkish taxation system, tax losses can be carried forward to offset against future taxable income for up to 5 years. Tax losses cannot be carried back to offset profits from previous periods.

Deferred income taxes

The Group recognizes deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records. These differences usually result in the recognition of income and expenses in different reporting periods for IFRS and tax purposes.

Deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized.

The Group’s tax incentives are related to the Research and Development Tax Incentive regime in Turkiye and the Group accounts for such allowances as tax credits, which means that the allowance reduces income tax payable and current tax expense.

NOTE 21 - TAXATION ON INCOME (Continued)

Deferred income taxes (Continued)

As of 31 December 2023 and 2022, the Group has not accounted for the remaining deferred tax assets due to uncertainties as to the generation of future taxable profits for the realization of such deferred tax assets in the foreseeable future, as described below:

	Total temporary differences		Deferred income tax assets/(liabilities)
	2023	2022	2023	2022

Deferred income tax assets and liabilities:
Tax incentives	(2,209,667)	(1,501,237)	553,779	300,247
Property and equipment and intangible assets	(1,122,451)	178,356	278,813	(38,256)
Accrued expenses, contract liabilities and merchant advances	(449,065)	(316,367)	112,267	63,272
Carry forward tax losses	(363,023)	(2,471,500)	102,561	494,300
Employee benefit obligations	(336,286)	(235,106)	85,664	48,060
Lease liabilities	(243,778)	(324,772)	61,159	64,976
Deferred income	(165,311)	(140,178)	42,483	28,036
Inventories	(169,414)	330,871	42,353	(66,174)
Trade receivables	(157,708)	(20,623)	39,429	4,130
Legal provisions	(81,728)	(650,895)	20,432	130,179
Income accruals and contract assets	22,431	14,906	(5,608)	(2,981)
Prepaid expenses	44,937	25,218	(11,228)	(5,163)
Trade payables and payables to merchants	463,094	115,116	(115,773)	(23,023)
Right of use assets	494,175	573,191	(123,755)	(114,667)

Total			1,082,576	882,936
Non recoverable net deferred tax assets (-)			(1,082,576)	(882,936)
Deferred income tax assets, net			—	—

Non recoverable net deferred income tax assets disclosed as at 31 December 2022 have been revised to correct a disclosure error immaterial to the financial statements. As a result of the revision, non-recoverable net deferred tax assets have increased from TRY419,156 thousand (TRY254,342 thousand as disclosed in 2022 in terms of purchasing power of TRY as at 31 December 2022) to TRY882,936 thousand (TRY535,848 thousand in terms of purchasing power of TRY as at 31 December 2022). Certain prior year figures in the above disclosure have also been reclassified in order to conform to the changes in the presentation of the current period consolidated financial statements. The revision had no impact on the consolidated balance sheets, consolidated statements of comprehensive income/(loss), consolidated statement of cash flows and consolidated statement of changes in equity.

NOTE 21 - TAXATION ON INCOME (Continued)

Deferred income taxes (Continued)

Since the applicable tax rate is changed to 25% for the following years beginning from 1 January 2023, 25% tax rate is used in the deferred tax calculation of 31 December 2023 for all of the temporary differences.

The expiration dates of tax losses for which the Group has not recognised any deferred income tax asset are as follows:

	2023	2022

2023	—	108,155
2024	2,278	79,906
2025	3,916	683,416
2026	107,640	906,049
2027	125,985	693,974
2028	123,204	—

Total	363,023	2,471,500

Tax losses for which the Group has not recognized any deferred income tax asset disclosed as of 31 December 2022 have been revised to correct a disclosure error immaterial to the financial statements. As a result of the revision, tax losses for which the Group has not recognized any deferred income tax asset increased from TRY2,095,775 thousand (TRY1,271,708 thousand as reported in 2022 in terms of purchasing power of TRY as at 31 December 2022) to TRY2,471,500 thousand (TRY1,499,943 thousand in terms of purchasing power of TRY as at 31 December 2022). The revision had no impact on the consolidated balance sheets, consolidated statements of comprehensive income/(loss), consolidated statement of cash flows and consolidated statement of changes in equity.

Within the scope of “Law regarding the Restructuring of Certain Receivables” (“Tax Amnesty Law”) numbered 7326 that has been launched in Türkiye in June 2021, D-Market voluntarily increased its corporate income tax (“CIT”) base for the years ended 2018 and 2019, D-Ödeme and D-Fast for the years ended 2018, 2019 and 2020 and half of previous years’ losses related to the fiscal years in which tax bases have been increased cannot be benefitted in the following years. The Group paid TRY146 thousand to increase its CIT base voluntarily in 2021 and the Group will not be subjected to any tax investigation related to the CIT taxes for related years within the scope of tax amnesty. In addition, the ongoing tax audit for the years 2018 and 2019 is closed in terms of corporate income tax by increasing the CIT base.